Reverse Capitalization and Business Combination - Summary of Historical Capital on Merger (Detail) - shares	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure In Tabular Form Of Impact Of Historical Capital On Merger [Line Items]
Common shares	148,893,898	99,915,561
Treasury shares	(4,200,371)	(7,890,800)
Legacy Tritium Holdings
Disclosure In Tabular Form Of Impact Of Historical Capital On Merger [Line Items]
Common shares		73,254,797	69,948,799	62,071,451
Treasury shares		(5,361,826)	(2,055,828)	(2,055,828)
Tritium DCFC
Disclosure In Tabular Form Of Impact Of Historical Capital On Merger [Line Items]
Common shares		107,806,361	102,941,047	91,348,247
Treasury shares		(7,890,800)	(3,025,486)	(3,025,486)
Class C shares | Legacy Tritium Holdings
Disclosure In Tabular Form Of Impact Of Historical Capital On Merger [Line Items]
Common shares		5,468,249	5,468,249	5,468,249
Class C shares | Tritium DCFC
Disclosure In Tabular Form Of Impact Of Historical Capital On Merger [Line Items]
Common shares		8,052,499	8,052,499	8,052,499